ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Schedule of Accrued Liabilities and Other Payables

	2012	2011
Accrued liabilities
Accrued expenses	$3,185,415	$4,019,395
Other tax payables	494,446	656,060
	3,679,861	4,675,455

Other payables
Loan advanced from unrelated third parties	1,685,366	79,442
Other payable for purchasing machinery and equipment	96,307	9,753,549
Temporary receipt for staff quarters	48,205	-
Others	308,321	767,570
	2,138,199	10,600,561
	$5,818,060	$15,276,016